Note 1. The Company and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Cash and Cash Equivalents, Policy

Cash and Cash Equivalents:   For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents at December 31, 2014 or December 31, 2013.